Pro Forma Financial Statements (Details 2)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
BioLite [Member]
Outstanding shares as of December 31, 2018	41,207,444
Exchange of each BioLite share of common stock outstanding as of December 31, 2018, for 1.82 shares of ABVC common stock | $ / shares	$ 1.82
ABVC common stock to be issued to BioLite as a result of the Merger	74,997,548
Par value $0.001 per share of ABVC | $	$ 74,998
BioKey [Member]
Outstanding shares as of December 31, 2018	7,428,134
Exchange of each BioLite share of common stock outstanding as of December 31, 2018, for 1.82 shares of ABVC common stock | $ / shares	$ 1
ABVC common stock to be issued to BioKey as a result of the Merger	7,428,134
Par value $0.001 per share of ABVC | $	$ 7,428